General information	3 Months Ended
Sep. 30, 2024
General information [Abstract]
General information
Note 1. General information
These unaudited interim consolidated financial statements cover Iris Energy Limited (d/b/a IREN) as a Group consisting of Iris Energy Limited d/b/a IREN (“Company” or “Parent Entity”) and the entities it controlled at the end of, or during, the period (collectively the “Group”).
The Company’s shares trade on the NASDAQ under the ticker symbol “IREN”.
Iris Energy Limited (d/b/a IREN) is incorporated and domiciled in Australia. Its registered office and principal place of business are:

Registered office	Principal place of business

c/o Pitcher Partners	Level 6, 55 Market Street
Level 13, 664 Collins Street	Sydney NSW 2000
Docklands VIC 3008	Australia
Australia
The Group is a leading next-generation data center business powering the future of Bitcoin, AI and beyond.
The unaudited interim consolidated financial statements were authorized for issue, in accordance with a resolution of Directors, on 22 November 2024. The Directors have the power to amend and reissue the unaudited interim consolidated financial statements.